WASATCH FUNDS TRUST

Supplement dated August 29, 2013 to the

Prospectus dated January 31, 2013

Investor Class

Equity Funds

Wasatch Emerging Markets Small Cap Fund® (WAEMX)

Wasatch Small Cap Growth Fund® (WAAEX)

Wasatch Small Cap Value Fund® (WMCVX)

This Supplement updates certain information contained in the Wasatch Funds Prospectus for Investor Class shares dated January 31, 2013. You should retain this Supplement and the Prospectus for future reference. Additional copies of the Prospectus may be obtained free of charge by visiting our web site at www.WasatchFunds.com or calling us at 800.551.1700.

Important Notice Regarding Change in Investment Policy

Wasatch Emerging Markets Small Cap Fund (the “Fund”)

Effective November 29, 2013, the second paragraph under the heading “Principal Strategies” in the Summary section of the Prospectus for the Fund on page 15 is deleted and replaced in its entirety with the following:

Under normal market conditions, we will invest at least 80% of the Fund’s assets in the equity securities (including common stock, preferred stock and securities convertible into common stock) of companies that are tied economically to emerging market countries. The Fund considers a company to be a small-capitalization company if its market capitalization, at the time of purchase, is less than the larger of $3 billion or the market capitalization of the largest company in the Morgan Stanley Capital International (MSCI) Emerging Markets Small Cap Index during the most recent 12 month period.

Important Notice Regarding Change in Investment Policy

Wasatch Small Cap Growth Fund (the “Fund”)

Effective November 29, 2013, the second paragraph under the heading “Principal Strategies” in the Summary section of the Prospectus for the Fund on page 58 is deleted and replaced in its entirety with the following:

Under normal market conditions, we will invest at least 80% of the Fund’s net assets in the equity securities of small-capitalization companies. The Fund considers a company to be a small-capitalization company if its market capitalization, at the time of purchase, is less than the larger of $3 billion or the market capitalization of the largest company in the Russell 2000 Index as of its most recent reconstitution date.

Important Notice Regarding Change in Investment Policy

Wasatch Small Cap Value Fund (the “Fund”)

Effective November 29, 2013, the second paragraph under the heading “Principal Strategies” in the Summary section of the Prospectus for the Fund on page 62 is deleted and replaced in its entirety with the following:

Under normal market conditions, we will invest at least 80% of the Fund’s net assets in the equity securities (including common stock, preferred stock and securities convertible into common stock, warrants and rights, and other securities with equity securities which includes any instrument tied to a specific security or basket of securities, such as equity-linked derivatives and notes, certain options on common stock, and exchange traded funds) of small-capitalization companies. The Fund considers a company to be a small-capitalization company if its market capitalization, at the time of purchase, is less than the larger of $3 billion or the market capitalization of the largest company in the Russell 2000 Index as of its most recent reconstitution date.

PLEASE RETAIN THIS SUPPLEMENT FOR FUTURE REFERENCE

WASATCH FUNDS TRUST

Supplement dated August 29, 2013 to the

Prospectus dated January 31, 2013

Institutional Class

Equity Funds

Wasatch Small Cap Value Fund® (WICVX)

This Supplement updates certain information contained in the Wasatch Funds Prospectus for Institutional Class shares dated January 31, 2013. You should retain this Supplement and the Prospectus for future reference. Additional copies of the Prospectus may be obtained free of charge by visiting our web site at www.WasatchFunds.com or calling us at 800.551.1700.

Important Notice Regarding Change in Investment Policy

Wasatch Small Cap Value Fund (the “Fund”)

Effective November 29, 2013, the second paragraph under the heading “Principal Strategies” in the Summary section of the Prospectus for the Fund on page 13 is deleted and replaced in its entirety with the following:

Under normal market conditions, we will invest at least 80% of the Fund’s net assets in the equity securities (including common stock, preferred stock and securities convertible into common stock, warrants and rights, and other securities with equity securities which includes any instrument tied to a specific security or basket of securities, such as equity-linked derivatives and notes, certain options on common stock, and exchange traded funds) of small-capitalization companies. The Fund considers a company to be a small-capitalization company if its market capitalization, at the time of purchase, is less than the larger of $3 billion or the market capitalization of the largest company in the Russell 2000 Index as of its most recent reconstitution date.

PLEASE RETAIN THIS SUPPLEMENT FOR FUTURE REFERENCE